Borrowings - Summary of Details of Borrowings (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 53,070,565	₩ 52,433,193
The Bank of Korea
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 6,958,623	4,618,026
Annual interest rate	1.00%
SEMAS and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,402,107	2,409,409
SEMAS and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
SEMAS and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	3.50%
Korea Securities Finance Corporation and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 2,674,329	3,014,113
Korea Securities Finance Corporation and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.55%
Korea Securities Finance Corporation and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	6.50%
The Korea Development Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 1,556,717	1,267,487
The Korea Development Bank and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	2.20%
The Korea Development Bank and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	5.92%
Borrowings in Korean won
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 35,642,504	33,603,963
Hana Bank And Others [Member]
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	731	15,155
Citicorp International Ltd. And others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 14,412,057	15,914,710
Citicorp International Ltd. And others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
Citicorp International Ltd. And others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	9.51%
The Export-Import Bank of Korea and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 5,883	6,027
The Export-Import Bank of Korea and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	4.19%
The Export-Import Bank of Korea and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	4.42%
Borrowings in foreign currencies
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 17,428,061	18,829,230
Standard Chartered Bank (Hong Kong) and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 3,009,390	2,893,338
Standard Chartered Bank (Hong Kong) and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
Standard Chartered Bank (Hong Kong) and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	4.33%
The Korea Development Bank and others
Disclosure Of Detailed Information About General Borrowings [Line Items]
General Borrowings	₩ 22,050,728	₩ 22,294,928
The Korea Development Bank and others | Bottom of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	0.00%
The Korea Development Bank and others | Top of range
Disclosure Of Detailed Information About General Borrowings [Line Items]
Annual interest rate	6.94%